Income Taxes (Reconciliation Of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at January 1	$ 7,056	$ 7,056	$ 7,049
Gross increases - current period tax positions	312	0	0
Gross decreases - prior period tax positions	0	0	7
Unrecognized tax benefits at December 31	7,368	7,056	7,056
Indianapolis Power And Light Company
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at January 1	7,056	7,056	7,049
Gross increases - current period tax positions	312	0	0
Gross decreases - prior period tax positions	0	0	(7)
Unrecognized tax benefits at December 31	$ 7,368	$ 7,056	$ 7,056